LONG - TERM BORROWINGS AND OTHER NOTE PAYABLE	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Debt Disclosure [Abstract]
LONG - TERM BORROWINGS AND OTHER NOTE PAYABLE

5. LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE

Debt assumed from Arcadian

As a result of the acquisition of Arcadian, the Company guaranteed Arcadian’s then outstanding debt obligations totaling $700,000 owed to Ben Franklin Technology Partners of Southeastern Pennsylvania (“BFTP”). The maturity date for the debt is September 30, 2021 and interest accrues at an 8% annual rate. Unpaid interest was $120,500 as of March 31, 2019. The Company recorded the debt at its fair value and recorded a discount of $93,500 as of March 31, 2019 attributable to the difference between the market interest rate and the stated interest rate on the debt. Interest expense related to the accretion of debt discount for the three months ended March 31, 2019 and 2018 was $9,400 and 9,400, respectively. Interest expense related to the accretion of debt discount for the six months ended March 31, 2019 and 2018 was $18,800 and $14,000, respectively.

A balloon payment of $700,000 plus interest will be made on the scheduled maturity date of September 30, 2021.

The changes in carrying amounts of the debt acquired through acquisition for the six months ended March 31, 2019 were as follows:

Beginning balance (September 30, 2018)	$587,700
Accretion of debt discount	18,800
Ending balance (March 31, 2019)	$606,500

4. LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE

Debt assumed from Arcadian Services

As a result of the acquisition of Arcadian Services, the Company guaranteed Arcadian Services' then outstanding debt obligations totaling $700,000 owed to Ben Franklin Technology Partners of Southeastern Pennsylvania ("BFTP"). The maturity date for the debt is September 30, 2021 and interest accrues at an 8% annual rate. Unpaid interest was $110,100 as of September 30, 2018. The Company recorded the debt at its fair value and recorded a discount of $112,300 as of September 30, 2018 attributable to the difference between the market interest rate and the stated interest rate on the debt. Interest expense related to the accretion of debt discount for the twelve months ended September 30, 2018 was $32,800.

A balloon payment of $700,000 plus interest will be made on the scheduled maturity date of September 30, 2021.

Other Notes Payable

Note Payable - finance company, principal is payable over thirty-six equal payments of $1,200 through May 8, 2018. Interest is payable monthly on the unpaid balance at 19% per annum. The outstanding balance was paid in full on May 8, 2018.

Loan payable to a vendor, principal payments of $5,000 per month, together with interest computed at 6% per annum. The outstanding balance was paid in full on May 8, 2018.